RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Amounts owed recorded in other receivable	$ 1,300	$ 1,025
Amounts owed recorded in accounts payable	$ 113,892	$ 233,691